Schedule H, Line 4i - Schedule of Assets (Held at End of Year) 2 2 (Details) - EBP 95-3520374 001 [Member]		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		9.50%
Investment, Identifier [Axis]: CapitalResearchAndMgmtCoAmFundsEUPACR6FundMember
Investment type		Mutual Fund [Member]
Investment value	$ 1,553,025	$ 1,553,025
Investment, Identifier [Axis]: DFAEmergMktCoreEqtyIFdMember
Investment type		Mutual Fund [Member]
Investment value	295,147	$ 295,147
Investment, Identifier [Axis]: FidelityAdvEqGrowthZFundMember
Investment type		Mutual Fund [Member]
Investment value	2,564,867	$ 2,564,867
Investment, Identifier [Axis]: JanusHendersonEnterNFundMember
Investment type		Mutual Fund [Member]
Investment value	1,277,349	$ 1,277,349
Investment, Identifier [Axis]: LACapitalMidCapValueIR6FundMember
Investment type		Mutual Fund [Member]
Investment value	816,105	$ 816,105
Investment, Identifier [Axis]: MacquarieSmallCapValueR6FundMember
Investment type		Mutual Fund [Member]
Investment value	208,393	$ 208,393
Investment, Identifier [Axis]: PGIMHighYieldR6FundMember
Investment type		Mutual Fund [Member]
Investment value	$ 145,932	$ 145,932
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Notes Receivable from Participants	$ 0	$ 0
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 416,417	$ 416,417
Investment, Identifier [Axis]: ParticipantLoansMember | Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 31, 2026
Investment, Identifier [Axis]: ParticipantLoansMember | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 31, 2035
Investment, Identifier [Axis]: PlumasBancorpCommonStockMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		EBP, Employer, Common Stock [Member]
Investment value	$ 4,515,881	$ 4,515,881
Investment, Identifier [Axis]: PrincipalCapAppInstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 2,538,007	$ 2,538,007
Investment, Identifier [Axis]: PrincipalCoreFixedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 380,006	$ 380,006
Investment, Identifier [Axis]: PrincipalEquityIncomeInstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 231,504	$ 231,504
Investment, Identifier [Axis]: PrincipalFixedIncomeGuaranteedOptionMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		EBP, Traditional Guaranteed Investment Contract [Member]
Investment value	$ 822,452	$ 822,452
Investment, Identifier [Axis]: PrincipalLIfeTime2015InstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 54,473	$ 54,473
Investment, Identifier [Axis]: PrincipalLIfeTime2065InstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 202,693	$ 202,693
Investment, Identifier [Axis]: PrincipalLIfeTime2070InstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 68,133	$ 68,133
Investment, Identifier [Axis]: PrincipalLgCpSP500IdxInstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 1,703,517	$ 1,703,517
Investment, Identifier [Axis]: PrincipalLifeTime2020InstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 425,740	$ 425,740
Investment, Identifier [Axis]: PrincipalLifeTime2025InstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 1,682,289	$ 1,682,289
Investment, Identifier [Axis]: PrincipalLifeTime2030InstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 2,628,370	$ 2,628,370
Investment, Identifier [Axis]: PrincipalLifeTime2035InstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 1,212,745	$ 1,212,745
Investment, Identifier [Axis]: PrincipalLifeTime2040InstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 750,754	$ 750,754
Investment, Identifier [Axis]: PrincipalLifeTime2045InstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 1,871,081	$ 1,871,081
Investment, Identifier [Axis]: PrincipalLifeTime2050InstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 1,257,021	$ 1,257,021
Investment, Identifier [Axis]: PrincipalLifeTime2055InstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 808,760	$ 808,760
Investment, Identifier [Axis]: PrincipalLifeTime2060InstFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 369,945	$ 369,945
Investment, Identifier [Axis]: PrincipalLifeTimeHybridIncR6Member
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment value	$ 3,073	$ 3,073
Investment, Identifier [Axis]: PrincipalMidCapSP400IdxR6FundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 209,773	$ 209,773
Investment, Identifier [Axis]: PrincipalPensionBuilderMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Deferred Fixed Annuity [Member]
Investment value	$ 2,734	$ 2,734
Investment, Identifier [Axis]: PrincipalSmCpSP600IdxR6FundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment type		Mutual Fund [Member]
Investment value	$ 392,775	$ 392,775
Investment, Identifier [Axis]: PutnamSmCapGrowthR6FundMember
Investment type		Mutual Fund [Member]
Investment value	105,413	$ 105,413
Investment, Identifier [Axis]: VanguardFedMoneyMrktInvFundMember
Investment type		Mutual Fund [Member]
Investment value	$ 1,641,086	$ 1,641,086